CGM
CAPITAL
DEVELOPMENT
FUND

42nd Annual Report
December 31, 2002

A No-Load Fund




[logo]  Investment Adviser
        CAPITAL GROWTH MANAGEMENT
        Limited Partnership

TO OUR SHAREHOLDERS
-------------------------------------------------------------------------------

CGM Capital Development Fund decreased -9.5% during the fourth quarter of 2002 while the unmanaged Standard and Poor's 500 Index grew 8.4%. For the year just ended, CGM Capital Development Fund decreased -20.8% and the unmanaged S&P 500 Index declined -22.1%.

THE YEAR IN REVIEW AND ECONOMIC OUTLOOK
The economy and the stock market are living separate lives these days. The economy is gradually recovering from a slowdown triggered by a decline in business capital spending while the equity market continued to fall for the third year in a row. The market normally discounts economic improvement four to six months ahead of the fact, but in 2002, market indices ignored the healthier economic picture and drifted lower practically all year.

At this time last year, we were mildly optimistic that consumer and business spending would increase, and we expected certain sectors of the economy to show stronger profits and higher stock prices. The profits did recover, but not the stock prices. In fact, price-to-earnings ratios declined even further. The mutual fund industry experienced net redemptions for most of 2002 as investor confidence plummeted month after month. Many investors who came into the market in the '90s expecting annual returns of at least 25% are now cashing out and adding more downside pressure to the price of stocks. International tensions haven't helped matters, and now, after three years of declining stock prices which have squeezed 40% out of the S&P 500 Index since December 1999, this bear market is ranked as one of the worst.

Low interest rates can eventually stimulate a sluggish economy. Since January 2001, the Federal Reserve has lowered interest rates 12 times, cutting the Federal Funds rate from 6.5% to 1.25%. The current rate is the lowest in more than 40 years. Ten-year Treasuries are yielding 3.82%. Should the Federal government cut corporate and personal taxes further in 2003, we believe the combination of lower rates and lower taxes may be enough to stimulate business capital spending. Payrolls are lean, productivity is high and as mentioned, corporate profits seem to be slowly on the rebound. Two additional positive notes at year-end were a net inflow to equity mutual funds in November (the latest month for which data is available) and the ISM Manufacturing Activity Index which rose to 54.7 in December, from 49.2 in November. We look for an improving economy in 2003 and believe investors will return to the market in the more profitable sectors.

PORTFOLIO STRATEGY
CGM Capital Development Fund remained fully invested during 2002 in anticipation of a consumer-led recovery. More than 25% of the Fund was invested in homebuilding stocks throughout the year. The homebuilding companies held by the Fund enjoyed significant earnings growth as they benefited from healthy new home sales, organic market share growth and, in some cases, accretive acquisitions.

The Fund also maintained a significant position in retail companies and selected consumer products and finance companies. Hospital management operators exceeded 10% of the Fund's portfolio all year long on account of their improving pricing strategies and occupancy levels.

Most of the Fund's holdings declined during the year mirroring general market weakness. The Fund's portfolio suffered significant declines in UAL Corp, Northwest Airlines, Household International, Autonation and Americredit. A 70% loss in Tenet Healthcare was particularly punishing when management reduced earnings guidance after curtailing overly aggressive pricing policies for Medicare services. At year-end, the Fund no longer held these securities. The Fund's homebuilding stocks showed a small gain in the aggregate, reflecting their strong earnings prospects. CGM Capital Development Fund's three largest holdings on December 31, 2002 were NVR, Inc., HCA, Inc. and Ryland Group, Inc.

                /s/ Robert L. Kemp

                    Robert L. Kemp
                    President

                /s/ G. Kenneth Heebner

                    G. Kenneth Heebner
                    Portfolio Manager

January 3, 2003

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
CGM CAPITAL DEVELOPMENT FUND AND THE UNMANAGED S&P 500 INDEX assuming reinvestment of dividends and capital gains

-----------------------------------------------
         CGM Capital Development Fund
         Average Annual Total Returns
-----------------------------------------------
1 year             5 year              10 year
-20.8%             -7.4%                 4.2%
-----------------------------------------------
      Past performance is no indication
             of future results
-----------------------------------------------
                CGM Capital       Unmanaged S&P
             Development Fund       500 Index
-----------------------------------------------
                  10,000             10,000
1993              12,870             11,010
1994               9,923             11,153
1995              14,001             15,336
1996              17,935             18,863
1997              22,222             25,163
1998              24,111             32,359
1999              25,967             39,155
2000              24,981             35,592
2001              19,110             31,356
2002              15,135             24,427

CGM CAPITAL DEVELOPMENT FUND
PORTFOLIO MANAGER
-------------------------------------------------------------------------------

G. Kenneth Heebner has managed CGM Capital Development Fund since 1976. In 1990, Mr. Heebner founded Capital Growth Management Limited Partnership with Robert L. Kemp. Prior to establishing the new company, Mr. Heebner was at Loomis, Sayles and Company where he managed the Fund, then known as Loomis-Sayles Capital Development Fund. In addition to CGM Capital Development Fund, Mr. Heebner currently manages CGM Mutual Fund, CGM Realty Fund and CGM Focus Fund.

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------

Cumulative Total Return for Periods Ended
December 31, 2002

                                                                CGM CAPITAL
                                                                DEVELOPMENT
                                                                   FUND
                                                                -----------
10 Years ..................................................       +51.4%
 5 Years ..................................................       -31.8
 1 Year ...................................................       -20.8
 3 Months .................................................       - 9.5

The performance data contained in the report represent past performance, which is no guarantee of future results. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

The Fund is supervised by a board of trustees. The trustees and officers of the Fund, their ages, their principal occupations during the past five years, the number of CGM Funds they oversee, and other directorships they hold are set forth below. Unless otherwise noted below, the address of each trustee and officer is One International Place, Boston, Massachusetts 02110.

An asterisk in the table below identifies those trustees and officers who are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended. Each trustee and officer of the Fund noted as an interested person is interested by virtue of that individual's position with Capital Growth Management Limited Partnership ("CGM"), the Fund's investment manager, as described in the table below.

The Statement of Additional Information for the Fund includes additional information about Fund trustees and is available, without charge, upon request by calling the CGM Marketing Department, toll free, at 800-345-4048.

                                                                                                                     NUMBER OF
                                                                                                                   FUNDS IN THE
                                                                         PRINCIPAL OCCUPATION DURING                 CGM FUNDS
                                         POSITION HELD AND                    PAST 5 YEARS AND                        COMPLEX
NAME, ADDRESS AND AGE                  LENGTH OF TIME SERVED               OTHER DIRECTORSHIPS HELD                   OVERSEEN
---------------------                  ---------------------             ---------------------------               --------------
INTERESTED TRUSTEES
G. Kenneth Heebner*                   Trustee since 1993                 Employee, CGM; Part Owner,                       4
  age 62                                                                 Kenbob, Inc. (managing
                                                                         partner of CGM)

Robert L. Kemp*                       Trustee since 1990                 Employee, CGM; Part Owner,                       4
  age 70                                                                 Kenbob, Inc. (managing
                                                                         partner of CGM)

DISINTERESTED TRUSTEES
Peter O. Brown                        Trustee since 1993                 Counsel (formerly, Partner),                     4
  age 62                                                                 Harter, Secrest & Emery LLP (law
                                                                         firm); Trustee, TT International
                                                                         U.S.A. Master and Feeder Trusts
                                                                         (four mutual funds)

Robert B. Kittredge                   Trustee since 1990                 Retired; formerly Trustee, New                   4
  age 82                                                                 England Zenith Fund

Laurens MacLure                       Trustee since 1990                 Retired; formerly President and                  4
  age 77                                                                 Chief Executive Officer, New
                                                                         England Deaconess Hospital;
                                                                         formerly Trustee, New England
                                                                         Zenith Fund; formerly Director,
                                                                         Massachusetts Blue Cross/ Blue
                                                                         Shield

James Van Dyke Quereau, Jr.           Trustee since 1993                 Managing Partner and Director,                   4
  age 54                                                                 Stratton Management Company
                                                                         (investment management); Director
                                                                         and Vice President, Semper Trust
                                                                         Co.

J. Baur Whittlesey                    Trustee since 1990                 Member, Ledgewood Law Firm, P.C.                 4
  age 56

OFFICERS
G. Kenneth Heebner*                   Vice President since 1990          Employee, CGM; Part Owner,                       4
  age 62                                                                 Kenbob, Inc. (managing partner of
                                                                         CGM)

Robert L. Kemp*                       President since 1990               Employee, CGM; Part Owner,                       4
  age 70                                                                 Kenbob, Inc. (managing partner of
                                                                         CGM)

Kathleen S. Haughton*                 Vice President since 1992 and      Employee - Investor Services                     4
  age 42                              Anti-Money Laundering              Division, CGM
  address:                            Compliance Officer since 2002
  222 Berkeley Street,
  Boston, Massachusetts
  02116

Leslie A. Lake*                       Vice President and Secretary       Employee - Office Administrator,                 4
  age 57                              since 1990                         CGM

Martha I. Maguire*                    Vice President since 1994          Employee - Funds Marketing, CGM                  4
  age 47

Mary L. Stone*                        Assistant Vice President           Employee - Portfolio Transactions,               4
  age 58                              since 1990                         CGM

Frank N. Strauss*                     Treasurer since 1992               Employee - Chief Financial                       4
  age 41                                                                 Officer, CGM Funds
  address:
  222 Berkeley Street,
  Boston, Massachusetts
  02116

W. Dugal Thomas*                      Vice President since 1992          Employee - Director of Marketing,                4
  age 65                                                                 CGM

                                                 CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                   25 YEAR INVESTMENT RECORD
                                         DECEMBER 31, 1977 -- DECEMBER 31, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------
                                IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1977
------------------------------------------------------------------------------------------------------------------------------
                  -- AND HAD TAKEN ALL DIVIDENDS                   OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                     AND DISTRIBUTIONS IN CASH                        GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ----------------------------------------------------------------------------------------------------------------
                                 During the Year
                              You Would Have Received                                            Which Would Represent
                            ----------------------------                                  ------------------------------------
                                                                    The Value of                             A Cumulative
                 The Net                                            Your Original                                Change
               Asset Value    Per Share      Per Share               Investment               An                Expressed
     On          of Your    Capital Gains     Income                   At Each               Annual          As An Index With
  December    Shares Would  Distributions    Dividends                Year End            Total Return         December 31,
     31         Have Been        of             of                 Would Have Been             of              1977 = 100.0
------------------------------------------------------------------------------------------------------------------------------
    1977         $10.74                                                                                            100.0
    1978          13.05          --            $0.27                   $ 13.41               +   24.9%             124.9
    1979          16.20          --             0.35                     17.08               +   27.4              159.1
    1980          20.50        $ 1.65*          0.36                     24.41               +   42.9              227.4
    1981          17.34          3.38           0.36                     25.51               +    4.5              237.6
    1982          24.88          2.88           0.41                     45.64               +   78.9              425.1
    1983          25.21          2.50           0.47                     52.76               +   15.6              491.4
    1984          17.28          6.15           0.11                     48.43               -    8.2              451.1
    1985          25.02          --             0.18                     70.80               +   46.2              659.5
    1986          23.12          7.46           0.16                     90.91               +   28.4              846.8
    1987          16.56         10.09           0.14                    105.36               +   15.9              981.4
    1988          15.87          0.02           0.62                    105.04               -    0.3              978.5
    1989          18.37          --             0.34                    123.84               +   17.9             1153.7
    1990          18.53          --             0.10                    125.57               +    1.4             1169.9
    1991          25.80         11.07*          0.06                    250.01               +   99.1             2329.3
    1992          27.43          2.68*          0.20                    293.76               +   17.5             2736.9
    1993          27.71          7.51           0.07                    378.07               +   28.7             3522.4
    1994          20.58          0.71           0.07                    291.49               -   22.9             2715.8
    1995          27.33          1.68           0.02                    411.29               +   41.1             3832.0
    1996          29.08          5.87           0.07                    526.86               +   28.1             4908.8
    1997          26.96          9.08           --                      652.78               +   23.9             6082.0
    1998          24.95          4.19           0.11                    708.27               +    8.5             6599.0
    1999          26.20          0.56           0.11                    762.81               +    7.7             7107.1
    2000          25.12          --             0.10                    733.82               -    3.8             6837.0
    2001          19.21          --             --                      561.37               -   23.5             5230.3
    2002          15.22          --             --                      444.61               -   20.8             4142.4
                               ------          -----                                           ------
    Totals                     $77.48          $4.68                                         + 4042.4

------------------------------------------------------------------------------------------------------------------------------
    * Includes $0.09, $0.02 and $0.02 per share distributed from paid-in capital.
------------------------------------------------------------------------------------------------------------------------------
The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------
INVESTMENT AS OF DECEMBER 31, 2002
COMMON STOCKS -- 99.9% OF TOTAL NET ASSETS

                                                       Shares        Value(a)
                                                       ------        --------
BANKS -- 4.1%
  Citigroup, Inc. ..................................   300,000     $ 10,557,000
                                                                   ------------

DRUGS -- 1.1%
  Medicis Pharmaceutical Corporation (b) ...........    60,000        2,980,200
                                                                   ------------

ELECTRONICS COMPONENTS -- 8.9%
  Harman International Industries, Inc. ............   253,000       15,053,500
  Seagate Technology (b) ...........................   755,000        8,101,150
                                                                   ------------
                                                                     23,154,650
                                                                   ------------
HEALTH CARE SERVICES -- 18.1%
  HCA, Inc. ........................................   485,000       20,127,500
  Triad Hospitals, Inc. (b) ........................   440,000       13,125,200
  Universal Health Services, Inc. (b) ..............   304,000       13,710,400
                                                                   ------------
                                                                     46,963,100
                                                                   ------------
HOUSING AND BUILDING MATERIALS -- 29.3%
  D. R. Horton, Inc. ...............................   644,900       11,189,015
  Hovnanian Enterprises, Inc. (b) ..................   130,000        4,121,000
  Lennar Corporation ...............................   280,000       14,448,000
  NVR, Inc. (b) ....................................    83,000       27,016,500
  Ryland Group, Inc. ...............................   580,000       19,343,000
                                                                   ------------
                                                                     76,117,515
                                                                   ------------
INSURANCE -- 14.0%
  Everest Re Group, Ltd. (c) .......................   125,000        6,912,500
  PartnerRe Ltd. (c) ...............................   210,000       10,882,200
  RenaissanceRe Holdings Ltd. (c) ..................   471,000       18,651,600
                                                                   ------------
                                                                     36,446,300
                                                                   ------------

METALS AND MINING -- 5.0%
  Inco Limited (b) .................................   610,000       12,944,200
                                                                   ------------

RETAIL -- 9.8%
  AutoZone, Inc. (b) ...............................   172,000       12,151,800
  J.C. Penney Corporation, Inc. ....................   580,000       13,345,800
                                                                   ------------
                                                                     25,497,600
                                                                   ------------
TEXTILE AND APPAREL -- 9.6%
  Columbia Sportswear Company (b) ..................   270,000       11,993,400
  Mohawk Industries, Inc. (b) ......................   225,000       12,813,750
                                                                   ------------
                                                                     24,807,150
                                                                   ------------

TOTAL COMMON STOCKS (Identified Cost $237,711,152) ...........      259,467,715
                                                                   ------------

                                                        FACE
                                                       AMOUNT
                                                       ------
SHORT-TERM INVESTMENT -- 0.3%

 American Express Credit Corporation, 1.18%, 1/02/03
   (Cost $775,000) .................................  $775,000          775,000
                                                                   ------------

TOTAL INVESTMENTS -- 100.2% (Identified Cost $238,486,152) (d)      260,242,715
   Cash and receivables ......................................        4,499,024
   Liabilities ...............................................       (4,923,539)
                                                                   ------------
TOTAL NET ASSETS -- 100.0% ...................................     $259,818,200
                                                                   ============

(a) See Note 1A.
(b) Non-income producing security.
(c) The Fund has greater than 10% of its assets at December 31, 2002 invested in companies incorporated in Bermuda.
(d) Federal Tax Information: At December 31, 2002 the net unrealized appreciation on investments based on cost of $238,825,481 for Federal income tax purposes was as follows:
    Aggregate gross unrealized appreciation for all investments
      in which there is an excess of value over tax cost .....      $28,546,248
    Aggregate gross unrealized depreciation for all investments
      in which there is an excess of tax cost over value .....       (7,129,014)
                                                                   ------------
Net unrealized appreciation ..................................      $21,417,234
                                                                    ===========

For tax purposes, as of December 31, 2002, there was no undistributed ordinary income or capital gains except for the unrealized appreciation/(depreciation).

                See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF
ASSETS AND LIABILITIES

December 31, 2002

ASSETS
  Investments at value (Identified cost -- $238,486,152) ....      $260,242,715
  Cash ......................................................             4,255
  Receivable for:
    Securities sold .......................        $4,491,282
    Shares of the Fund sold ...............             3,461
    Dividends and interest ................                26         4,494,769
                                                   ----------      ------------
                                                                    264,741,739
                                                                   ------------
LIABILITIES
  Payable for:
    Securities purchased ..................         3,970,488
    Shares of the Fund redeemed ...........           637,944         4,608,432
                                                   ----------
  Accrued expenses:
    Management fees .......................           226,570
    Trustees' fees ........................            11,499
    Accounting and Administration .........             4,917
    Transfer Agent fees ...................            27,748
    Other expenses ........................            44,373           315,107
                                                   ----------      ------------
                                                                      4,923,539
                                                                   ------------
NET ASSETS ..................................................      $259,818,200
                                                                   ============
  Net Assets consist of:
    Capital paid-in .........................................      $396,410,271
    Accumulated net realized loss ...........................      (158,348,634)
    Unrealized appreciation on investments -- net ...........        21,756,563
                                                                   ------------
NET ASSETS ..................................................      $259,818,200
                                                                   ============
 Shares of beneficial interest
  outstanding, no par value .................................        17,069,973
                                                                   ============
 Net asset value per share* .................................            $15.22
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value ($259,818,200 / 17,069,973).

                See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF
OPERATIONS

Year Ended December 31, 2002

INVESTMENT INCOME
  Income
    Dividends ................................................     $  1,571,427
    Interest .................................................           23,426
                                                                   ------------
                                                                      1,594,853
                                                                   ------------
  Expenses
    Management fees ..........................................        3,326,174
    Trustees' fees ...........................................           45,209
    Accounting and Administration ............................           59,000
    Custodian ................................................           84,355
    Transfer agent ...........................................          172,444
    Audit and tax services ...................................           30,250
    Legal ....................................................           37,667
    Printing .................................................           29,996
    Registration .............................................           22,409
    Miscellaneous ............................................            1,893
                                                                   ------------
                                                                      3,809,397
                                                                   ------------
  Net investment loss ........................................       (2,214,544)
                                                                   ------------
REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS
    Realized loss on investments -- net ......................      (50,935,197)
    Unrealized depreciation -- net ...........................      (15,892,293)
                                                                   ------------
  Net loss on investments ....................................      (66,827,490)
                                                                   ------------

NET CHANGE IN ASSETS FROM OPERATIONS .........................     $(69,042,034)
                                                                   ============

                See accompanying notes to financial statements.

                                                  CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                      YEAR ENDED DECEMBER 31,
                                                                                                 --------------------------------
                                                                                                    2002                2001
                                                                                                  -----------        -------------
FROM OPERATIONS
  Net investment loss.....................................................................       $ (2,214,544)      $  (1,528,659)
  Net realized loss from investments .....................................................        (50,935,197)       (102,521,114)
  Unrealized depreciation ................................................................        (15,892,293)        (16,422,234)
                                                                                                 ------------       -------------
    Change in net assets from operations .................................................        (69,042,034)       (120,472,007)
                                                                                                 ------------       -------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................................................          4,955,793           8,401,542
  Cost of shares redeemed ................................................................        (29,460,558)        (58,418,537)
                                                                                                 ------------       -------------
  Change in net assets derived from capital share transactions ...........................        (24,504,765)        (50,016,995)
                                                                                                 ------------       -------------
  Total change in net assets .............................................................        (93,546,799)       (170,489,002)

NET ASSETS
  Beginning of period ....................................................................        353,364,999         523,854,001
                                                                                                 ------------       -------------
  End of period ..........................................................................       $259,818,200       $ 353,364,999
                                                                                                 ============       =============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................................................            272,374             383,281
  Redeemed ...............................................................................         (1,593,362)         (2,849,840)
                                                                                                 ------------       -------------
  Net change .............................................................................         (1,320,988)         (2,466,559)
                                                                                                 ============       =============

                                               See accompanying notes to financial statements.

                                                  CGM CAPITAL DEVELOPMENT FUND
---------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                        YEAR ENDED DECEMBER 31,
                                            --------------------------------------------------------------------------------
                                                 2002               2001              2000             1999             1998
For a share of the Fund outstanding throughout each year:

Net asset value at the beginning of year        $19.21             $25.12            $26.20           $24.95           $26.96
                                                ------             ------            ------           ------           ------
Net investment income (loss) ...........         (0.12)(a)          (0.08)(b)          0.12(a)          0.12             0.11
Dividends from net investment income ...          --                 --               (0.10)           (0.11)           (0.11)
Net  realized and unrealized gain (loss)
  on investments .......................         (3.87)             (5.83)            (1.10)            1.80             2.18
Distribution from net realized gain ....          --                 --                --              (0.56)           (4.19)
                                                ------             ------            ------           ------           ------
Net increase (decrease) in net asset
  value ................................         (3.99)             (5.91)            (1.08)            1.25            (2.01)
                                                ------             ------            ------           ------           ------
Net asset value at end of year .........        $15.22             $19.21            $25.12           $26.20           $24.95
                                                ======             ======            ======           ======           ======
Total Return (%) .......................         (20.8)             (23.5)             (3.8)             7.7              8.5

Ratios:
Operating expenses to average net
  assets (%) ...........................          1.15               1.12              1.10             1.08             1.07
Net investment income (loss) to average
  net assets (%) .......................         (0.67)             (0.38)             0.46             0.46             0.39
Portfolio turnover (%) .................           209                283               334              335              335
Net assets at end of year (in
  thousands) ($) .......................       259,818            353,365           523,854          632,537          703,418

(a) Per share net investment income has been calculated using the average shares outstanding during the period.
(b) Per share net investment loss does not reflect the year's reclassification of permanent differences between book and tax basis net investment loss. See Note 1D.

                                         See accompanying notes to financial statements.
-------------------------------------------------------------------------------------------------------------------------------

                          CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2002

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Trust, there are four CGM Funds. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2002, there were capital loss carryovers available to offset future realized gains of $4,310,582 expiring in year 2008, $102,772,100 expiring in year 2009 and $50,926,623 expiring in year 2010.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. These differences are primarily related to net investment loss write off. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

E. INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. PURCHASES AND SALES OF SECURITIES -- For the year ended December 31, 2002, purchases and sales of securities other than United States government obligations and short-term investments aggregated $692,040,681 and $719,151,036, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the year ended December 31, 2002, the Fund incurred management fees of $3,326,174 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $59,000, for the year ended December 31, 2002, is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the year ended December 31, 2002 each other trustee was compensated by the CGM Funds with an annual fee of $37,000 plus travel expenses for each meeting attended. Of this amount, each fund was responsible for $1,500 per trustee for the first six months in 2002 and $2,250 per trustee for the second six months in 2002, plus an annual variable fee calculated based on the proportion of each fund's average net assets relative to the aggregate average net assets of the CGM Funds, which for the year ended December 31, 2002 was $4,388 per trustee for the Fund.

                          CGM CAPITAL DEVELOPMENT FUND
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REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of CGM Capital Development Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of CGM Capital Development Fund (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 7, 2003

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

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TELEPHONE NUMBERS

For information about:
[ ] Account Procedures and Status

[ ] Redemptions

[ ] Exchanges

    Call 800-343-5678

[ ] New Account Procedures

[ ] Prospectuses

[ ] Performance

    Call 800-345-4048

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MAILING ADDRESSES

FOR EXISTING ACCOUNTS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
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This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CAR02                                                         Printed in U.S.A.